Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 2,415,472
Other additions		393,301	$ 360,247
Depreciation		332,580	249,835
Ending balance		2,891,087	2,415,472
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3,334,548	2,873,326
Additions through business combinations		590,083	240,339
Other additions		393,301	360,247
Disposals		(188,417)	(136,955)
Reclassification to from assets held for sale		(75,935)	(33,066)
Reclassification between categories	[1]		0
Effect of movements in exchange rates		(121,130)	30,657
Ending balance		3,932,450	3,334,548
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(919,076)	(741,371)
Depreciation		332,580	249,835
Disposals		130,462	79,086
Reclassification to from assets held for sale		(30,463)	(5,950)
Reclassification between categories	[1]		0
Effect of movements in exchange rates		(49,368)	12,906
Ending balance		(1,041,363)	(919,076)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,278,576
Ending balance		1,375,316	1,278,576
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,383,977	1,166,990
Additions through business combinations		115,405	145,204
Other additions		68,580	77,516
Disposals		(6,008)	(398)
Reclassification to from assets held for sale		(30,974)	(13,325)
Reclassification between categories	[1]		0
Effect of movements in exchange rates		(38,902)	7,990
Ending balance		1,492,078	1,383,977
Land and Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(105,401)	(83,140)
Depreciation		25,222	21,841
Disposals		5,829	92
Reclassification to from assets held for sale		(2,237)	(1,003)
Reclassification between categories	[1]		0
Effect of movements in exchange rates		(5,795)	1,515
Ending balance		(116,762)	(105,401)
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,067,968
Ending balance		1,436,775	1,067,968
Rolling Stock | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,758,200	1,501,548
Additions through business combinations		465,400	91,870
Other additions		295,452	265,687
Disposals		(162,983)	(136,028)
Reclassification to from assets held for sale		(44,961)	(19,741)
Reclassification between categories	[1]		36,319
Effect of movements in exchange rates		(67,244)	18,545
Ending balance		2,243,864	1,758,200
Rolling Stock | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(690,232)	(543,272)
Depreciation		286,817	210,523
Disposals		107,464	78,584
Reclassification to from assets held for sale		(28,226)	(4,947)
Reclassification between categories	[1]		11,089
Effect of movements in exchange rates		(34,270)	8,879
Ending balance		(807,089)	(690,232)
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		68,928
Ending balance		78,996	68,928
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		192,371	204,788
Additions through business combinations		9,278	3,265
Other additions		29,269	17,044
Disposals		(19,426)	(529)
Reclassification to from assets held for sale		0	0
Reclassification between categories	[1]		(36,319)
Effect of movements in exchange rates		(14,984)	4,122
Ending balance		196,508	192,371
Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(123,443)	(114,959)
Depreciation		20,541	17,471
Disposals		17,169	410
Reclassification to from assets held for sale		0	0
Reclassification between categories	[1]		(11,089)
Effect of movements in exchange rates		(9,303)	2,512
Ending balance		$ (117,512)	$ (123,443)

[1]	* Reclassification between categories had no impact on the depreciation of the reclassified property and equipment